Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash, cash equivalents and restricted cash	$ 129,098	$ 55,097
Inventory	2,686	915
Other current assets	11,791	2,693
Receivables due from related parties	315	1,720
Total current assets	143,890	60,425
Non-current assets
Derivative instruments	636	0
Vessel purchase prepayments	349,472	421,472
Vessels and equipment, net	1,147,274	812,478
Other fixed assets	10	11
Total non-current assets	1,497,392	1,233,961
Total Assets	1,641,282	1,294,386
Current liabilities
Current portion of long-term debt	34,566	23,365
Derivative instruments	2,371	0
Payables due to related parties	96	206
Accounts payable	582	592
Other current liabilities	20,117	11,297
Total current liabilities	57,732	35,460
Non-current liabilities
Long-term debt	744,283	431,602
Other non-current liabilities	2	0
Total non-current liabilities	744,285	431,602
Total liabilities	802,017	467,062
Equity
Share capital (2019: 54,110,584 (2018: 54,099,929) shares issued and outstanding, par value $0.10 per share)	5,411	5,410
Additional paid in capital	1,190,049	1,189,665
Accumulated deficit	(356,195)	(367,751)
Total equity	839,265	827,324
Total Equity and Liabilities	$ 1,641,282	$ 1,294,386